Intangible Asset, Net	3 Months Ended
Mar. 31, 2018
Intangible Asset, Net [Abstract]
Intangible Asset, Net

NOTE 6 - Intangible Asset, Net

For the three months ended March 31, 2018 and years ended December 31, 2017 and 2016, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System software	Accumulated amortization	Net Cost
January 1, 2016	$4,950,000	$82,500	$4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	495,000	(495,000)
December 31, 2017	4,950,000	1,072,500	3,877,500
Addition	-	123,750	(123,750)
March 31, 2018	$4,950,000	$1,196,250	$3,753,750